Financial instruments by category (Details 3) $ in Millions	12 Months Ended
Jun. 30, 2022 USD ($)
Statement [Line Items]
Balance	$ 170
Currency translation adjustment	(17)
Deconsolidation	(207)
Gains and losses recognized in the year	54
Ending Balance	0
Investments In Financial Assets [Member] | Others Investment In Financial Assets [Member]
Statement [Line Items]
Balance	170
Currency translation adjustment	(17)
Deconsolidation	(207)
Gains and losses recognized in the year	54
Ending Balance	$ 0